WCM Alternatives: Event-Driven Fund
WCM Alternatives: Event-Driven Fund
WESTCHESTER CAPITAL FUNDS

WCM Alternatives: Event-Driven Fund (the “Fund”)

Supplement dated January 9, 2015 to the Prospectus for Institutional Class Shares (WCEIX) of the Fund dated December 11, 2013 (the “Prospectus”), as supplemented from time to time.  This Supplement updates certain information contained in the Prospectus. Please review this important information carefully.

Westchester Capital Management, LLC, the Fund’s investment adviser, has agreed to extend the Fund’s fee waiver and expense reimbursement arrangement with the Fund until April 30, 2016, except that it may be terminated by the Board of Trustees at any time.  Footnote 3 to the Annual Fund Operating Expenses table, the fourth paragraph under “Investment Adviser” and Appendix A in the Fund’s Prospectus are hereby revised accordingly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.